Supplemental Balance Sheet Information - Accounts Receivable (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable	$ 227.7	$ 234.9
Allowance for sales discounts and doubtful accounts	(1.2)	(1.0)
Accounts receivable, net	$ 226.5	$ 233.9	$ 203.3